Non-financial Assets and Liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Intangible Assets [Line Items]
Opening net book value	$ 586,350	$ 587,823
Exchange differences	(3)	6
Amortization charge	(1,741)	(1,479)
Closing net book value	584,606	586,350
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book value	650,920
Closing net book value	650,899	650,920
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book value	(2,651)
Closing net book value	(4,374)	(2,651)
Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book value	(61,919)
Closing net book value	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book value	134,453	134,453
Closing net book value	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book value	134,453
Closing net book value	134,453	134,453
Acquired Licenses to Patents
Disclosure Of Intangible Assets [Line Items]
Opening net book value	1,898	2,036
Exchange differences	(3)	6
Amortization charge	(125)	(144)
Closing net book value	1,770	1,898
Acquired Licenses to Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book value	2,770
Closing net book value	2,749	2,770
Acquired Licenses to Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book value	(872)
Closing net book value	(979)	(872)
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book value	427,779	427,779
Closing net book value	427,779	427,779
In-process Research and Development Acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book value	489,698
Closing net book value	489,698	489,698
In-process Research and Development Acquired | Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book value	(61,919)
Closing net book value	(61,919)	(61,919)
Current Marketed Products
Disclosure Of Intangible Assets [Line Items]
Opening net book value	22,220	23,555
Amortization charge	(1,616)	(1,335)
Closing net book value	20,604	22,220
Current Marketed Products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book value	23,999
Closing net book value	23,999	23,999
Current Marketed Products | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book value	(1,779)
Closing net book value	$ (3,395)	$ (1,779)